SEGMENT INFORMATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments
Royalty revenue	$ 28,922	$ 27,361
Sales	15,810	6,690
Cost of sales, excluding depletion	(5,211)	(3,382)
Depletion	(17,490)	(17,460)
Royalty interest impairment	(18,896)	0
Income (loss) before taxes	(8,608)	4,027
Cash from (used in) operations	27,674	22,792
Amulsar
Disclosure of operating segments
Royalty interest impairment	(18,896)
Income (loss) before taxes	(18,896)
Beta Hunt
Disclosure of operating segments
Royalty revenue	6,350	8,264
Depletion	(2,324)	(4,803)
Income (loss) before taxes	4,026	3,461
Cash from (used in) operations	6,764	6,383
El Mochito
Disclosure of operating segments
Sales	4,812
Cost of sales, excluding depletion	(1,160)
Depletion	(2,011)
Income (loss) before taxes	1,641
Cash from (used in) operations	3,651
Florida Canyon
Disclosure of operating segments
Royalty revenue	2,787	1,930
Depletion	(893)	(1,206)
Income (loss) before taxes	1,894	724
Cash from (used in) operations	2,188	1,585
Hope Bay
Disclosure of operating segments
Royalty revenue	4,145	1,770
Depletion	(1,562)	(1,001)
Income (loss) before taxes	2,583	769
Cash from (used in) operations	2,622	1,243
Karma
Disclosure of operating segments
Royalty revenue	3,058	3,015
Depletion	(2,276)	(2,596)
Income (loss) before taxes	782	419
Cash from (used in) operations	2,534	2,688
La Colorada
Disclosure of operating segments
Sales	6,921	6,486
Cost of sales, excluding depletion	(3,241)	(3,342)
Depletion	(1,226)	(1,665)
Income (loss) before taxes	2,454	1,479
Cash from (used in) operations	3,680	3,143
Moose River
Disclosure of operating segments
Royalty revenue	1,492	2,577
Depletion	(918)	(1,018)
Income (loss) before taxes	574	1,559
Cash from (used in) operations	1,378	2,570
Moss
Disclosure of operating segments
Sales	4,077	204
Cost of sales, excluding depletion	(810)	(40)
Depletion	(2,053)	(90)
Income (loss) before taxes	1,214	74
Cash from (used in) operations	3,268	164
Mt. Carlton
Disclosure of operating segments
Royalty revenue	3,902	4,334
Depletion	(1,349)	(2,060)
Income (loss) before taxes	2,553	2,274
Cash from (used in) operations	4,297	4,561
Omolon
Disclosure of operating segments
Royalty revenue	746
Depletion	(529)
Income (loss) before taxes	217
San Jose
Disclosure of operating segments
Royalty revenue	1,952	1,624
Depletion	(736)	(1,002)
Income (loss) before taxes	1,216	622
Cash from (used in) operations	1,845	1,694
Silvertip
Disclosure of operating segments
Royalty revenue	1,248	349
Depletion	(468)	(119)
Income (loss) before taxes	780	230
Cash from (used in) operations	1,200	163
Vivien
Disclosure of operating segments
Royalty revenue	2,746	2,624
Depletion	(747)	(1,117)
Income (loss) before taxes	1,999	1,507
Cash from (used in) operations	2,804	2,797
Other
Disclosure of operating segments
Royalty revenue	496	874
Depletion	(398)	(783)
Income (loss) before taxes	98	91
Cash from (used in) operations	365	888
Corporate
Disclosure of operating segments
Income (loss) before taxes	(11,743)	(9,182)
Cash from (used in) operations	(8,922)	(5,087)
Consolidated total
Disclosure of operating segments
Royalty revenue	28,922	27,361
Sales	15,810	6,690
Cost of sales, excluding depletion	(5,211)	(3,382)
Depletion	(17,490)	(17,460)
Royalty interest impairment	(18,896)
Income (loss) before taxes	(8,608)	4,027
Cash from (used in) operations	$ 27,674	$ 22,792